Property and Equipment, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment Net
Property and equipment, net consisted of the following (in thousands):

	As of June 30,	As of December 31,
	2022	2021
Facilities	$12,762	$12,762
Furniture and fixtures	4,661	4,617
Lab equipment	122,209	113,963
Computer equipment and software	12,279	10,129
Leasehold improvements	55,705	55,033
Construction in progress	46,780	10,278
Vehicles	37	40

Total property and equipment	254,433	206,822
Less: Accumulated depreciation	(78,212)	(61,052)

Property and equipment, net	$176,221	$145,770

Property and equipment, net consisted of the following (in thousands):

	As of December 31,
	2021	2020
Facilities	$12,762	$12,762
Furniture and fixtures	4,617	2,165
Lab equipment	113,963	51,072
Computer equipment and software	10,129	6,204
Leasehold improvements	55,033	40,435
Construction in progress	10,278	42,575
Vehicles	40	—

Total property and equipment	206,822	155,213
Less: Accumulated depreciation	(61,052)	(33,778)

Property and equipment, net	$145,770	$121,435